ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE VALUE FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 94.8%
CONSUMER DISCRETIONARY 18.1%
Automobiles 1.3%
GM	1,163,700	35,656
Harley-Davidson	985,000	57,869
		93,525
Diversified Consumer Services 1.0%
H&R Block	3,444,500	72,472
		72,472
Hotels, Restaurants & Leisure 0.8%
International Game Technology	1,455,000	58,753
		58,753
Household Durables 2.0%
Fortune Brands	415,000	32,710
Newell Rubbermaid	1,600,000	49,744
Sony, ADR	1,200,000	60,588
		143,042
Internet & Catalog Retail 0.7%
Liberty Media Interactive, Class A (1)	2,075,000	49,427
		49,427
Leisure Equipment & Products 0.1%
Hasbro	300,000	8,586
		8,586
Media 7.6%
Cablevision Systems, Class A (1)	2,500,000	76,075
CBS, Class B	1,095,000	33,496
Comcast, Class A (1)	1,515,000	38,587
Discovery Holding, Series A (1)	3,095,000	59,207
Dow Jones	831,500	28,662
EchoStar Communications, Class A (1)	1,300,000	56,459
Liberty Media Capital, Class A (1)	720,000	79,625
New York Times, Class A	1,855,000	43,611
Time Warner	3,965,000	78,190
Viacom, Class B (1)	1,285,000	52,826
		546,738
Multiline Retail 1.5%
Family Dollar Stores	1,160,000	34,359
Kohl's (1)	940,000	72,014
		106,373
Specialty Retail 2.9%
Home Depot	2,550,000	93,687
RadioShack	1,840,000	49,735
TJX	2,400,000	64,704
		208,126
Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands (1)	380,000	11,168
		11,168
Total Consumer Discretionary		1,298,210
CONSUMER STAPLES 8.1%
Beverages 3.7%
Anheuser-Busch	1,650,000	83,259
Coca-Cola	2,160,000	103,680
Coca-Cola Enterprises	1,790,000	36,247
Heineken (EUR)	850,000	44,517
		267,703
Food & Staples Retailing 1.3%
Wal-Mart	1,960,000	92,022
		92,022
Food Products 1.7%
Campbell Soup	475,000	18,501
General Mills	845,000	49,196
Sara Lee	3,050,000	51,606
		119,303
Personal Products 0.9%
Avon	1,800,000	67,068
		67,068
Tobacco 0.5%
Altria Group	370,000	32,490
		32,490

Total Consumer Staples		578,586
ENERGY 9.9%
Energy Equipment & Services 2.5%
Baker Hughes	960,000	63,485
BJ Services	1,175,000	32,783
Schlumberger	1,195,000	82,574
		178,842
Oil, Gas & Consumable Fuels 7.4%
ConocoPhillips	575,000	39,301
CONSOL Energy	907,100	35,495
ExxonMobil	965,000	72,809
Murphy Oil	1,460,000	77,964
Royal Dutch Shell, ADR, Class A	1,135,000	75,251
Spectra Energy	1,000,000	26,270
Statoil ASA (NOK)	3,050,000	83,044
Total, ADR	1,740,000	121,417
		531,551
Total Energy		710,393
FINANCIALS 19.8%
Capital Markets 4.6%
Ameriprise Financial	885,000	50,569
Charles Schwab	1,435,000	26,246
Mellon Financial	830,000	35,806
Merrill Lynch	322,000	26,298
Merrill Lynch, Warrant (1)	70,000	8,000
Morgan Stanley	863,400	68,001
Nuveen Investments	1,205,000	56,996
State Street	905,000	58,599
		330,515
Commercial Banks 3.7%
Fifth Third Bancorp	2,020,000	78,154
First Horizon National	1,980,000	82,229
Royal Bank of Scotland (GBP)	1,665,000	65,025
U.S. Bancorp	1,130,000	39,516
		264,924
Consumer Finance 0.7%
American Express	660,000	37,224
SLM Corporation	310,000	12,679
		49,903
Diversified Financial Services 3.0%
Bank of America	1,105,000	56,377
Citigroup	1,740,000	89,332
JPMorgan Chase	1,465,000	70,877
		216,586
Insurance 6.7%
American International Group	1,030,000	69,237
Berkshire Hathaway, Class A (1)	325	35,422
Genworth Financial, Class A	1,945,000	67,958
Hartford Financial Services	815,000	77,898
Lincoln National	870,000	58,977
Marsh & McLennan	2,850,000	83,476
The Travelers Companies	430,000	22,261
Willis Group Holdings	785,000	31,070
XL Capital	530,000	37,079
		483,378
Thrifts & Mortgage Finance 1.1%
Countrywide Financial	1,430,000	48,105
Fannie Mae	555,000	30,292
		78,397

Total Financials		1,423,703
HEALTH CARE 9.2%
Biotechnology 1.6%
Amgen (1)	1,155,000	64,542
MedImmune (1)	1,265,000	46,033
		110,575
Health Care Equipment & Supplies 1.5%
Boston Scientific (1)	2,755,000	40,058
Medtronic	1,425,000	69,910
		109,968
Health Care Providers & Services 1.8%
Cardinal Health	555,000	40,487
CIGNA	375,000	53,498
Health Management	3,405,000	37,012
		130,997
Pharmaceuticals 4.3%
Johnson & Johnson	1,580,000	95,211
Merck	1,265,000	55,875
Pfizer	2,365,000	59,740
Schering-Plough	1,565,000	39,923
Wyeth	1,150,000	57,534
		308,283
Total Health Care		659,823
INDUSTRIALS & BUSINESS SERVICES 11.6%
Aerospace & Defense 1.4%
Honeywell International	1,085,000	49,975
Raytheon	985,000	51,673
		101,648
Airlines 1.0%
Southwest Airlines	5,078,900	74,660
		74,660
Commercial Services & Supplies 0.8%
Waste Management	1,650,000	56,777
		56,777
Industrial Conglomerates 5.4%
3M	1,000,000	76,430
GE	5,525,000	195,364
Tyco International	3,680,000	116,104
		387,898
Machinery 2.0%
Caterpillar	330,000	22,120
Deere	195,000	21,184
Eaton	205,000	17,130
Illinois Tool Works	1,580,000	81,528
		141,962
Road & Rail 1.0%
Union Pacific	710,000	72,101
		72,101
Total Industrials & Business Services		835,046
INFORMATION TECHNOLOGY 9.0%
Communications Equipment 1.4%
Juniper Networks (1)	2,225,000	43,788
Nokia, ADR (1)	2,550,000	58,446
		102,234
Computers & Peripherals 2.1%
Dell (1)	3,335,000	77,406
IBM	805,000	75,879
		153,285
IT Services 0.9%
First Data	1,450,000	39,005
Western Union	1,185,000	26,011
		65,016
Semiconductor & Semiconductor Equipment 2.8%
Analog Devices	1,760,000	60,702
Intel	4,500,000	86,085
Texas Instruments	1,650,000	49,665
		196,452
Software 1.8%
Microsoft	4,125,000	114,964
Oracle (1)	785,000	14,232
		129,196
Total Information Technology		646,183
MATERIALS 4.7%
Chemicals 1.2%
Chemtura	1,080,000	11,804
DuPont	1,485,000	73,404
		85,208
Metals & Mining 0.9%
Alcoa	1,425,000	48,308
Nucor	270,000	17,585
		65,893
Paper & Forest Products 2.6%
Bowater	2,085,000	49,665
International Paper	2,800,000	101,920
MeadWestvaco	1,110,000	34,232
		185,817
Total Materials		336,918
TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 0.4%
Qwest Communications International (1)	3,475,000	31,240
		31,240
Wireless Telecommunication Services 1.3%
Alltel	230,000	14,260
Sprint Nextel	4,000,000	75,840
		90,100
Total Telecommunication Services		121,340
UTILITIES 2.7%
Electric Utilities 1.8%
Duke Energy	745,000	15,116
Entergy	725,000	76,067
Pinnacle West Capital	810,000	39,082
		130,265
Multi-Utilities 0.9%
NiSource	2,465,000	60,245
		60,245
Total Utilities		190,510

Total Common Stocks (Cost $5,764,021)		6,800,712
CONVERTIBLE PREFERRED STOCKS 0.6%
FINANCIALS 0.6%
Capital Markets 0.3%
Morgan Stanley	542,000	22,688
		22,688
Insurance 0.3%
Fortis Insurance (2)	9,000	12,334
XL Capital	335,000	8,703
		21,037
Total Convertible Preferred Stocks (Cost $38,048)		43,725
CONVERTIBLE BONDS 0.3%
Ford Motor Company, 4.25%, 12/15/36	9,720,000	10,820
U.S. Bancorp, VR, 3.68%, 8/21/35 (2)	12,890,000	13,122
Total Convertible Bonds (Cost $22,463)		23,942
SHORT-TERM INVESTMENTS 5.1%
Money Market Funds 5.0%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	356,778,988	356,779
		356,779
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.916%, 6/21/07	6,000,000	5,933
		5,933
Total Short-Term Investments (Cost $362,712)		362,712
Total Investments in Securities
100.8% of Net Assets (Cost $6,187,244)		$7,231,091

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$25,456 and represents 0.4% of net assets.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
VR	Variable Rate; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Value Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $6,187,244,000. Net unrealized gain aggregated $1,043,886,000 at period-end, of which $1,190,805,000 related to appreciated investments and $146,919,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $4,564,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $356,779,000 and $251,012,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007